Loans, financing, debentures and derivative financial instruments - Additional Information (Detail) € in Thousands, R$ in Thousands							12 Months Ended
		Dec. 19, 2022 USD ($)	Apr. 27, 2022 BRL (R$)	Apr. 18, 2022 BRL (R$)	Apr. 14, 2022 BRL (R$)	Apr. 07, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Apr. 27, 2022 USD ($)	Apr. 18, 2022 USD ($)	Apr. 14, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Foreign currency - denominated loans							R$ 5,190,156	R$ 8,832,815
Loan received							11,226,049	16,180,466
Reclassification to liabilities held for sale	[1]							R$ 241,748
Restricted Assets [member]
Disclosure of detailed information about borrowings [line items]
Restriction on encumbrance of assets							R$ 782,655		$ 150,000,000
Percent restricted consolidated tangible assets							15.00%
Ultrapar International S.A. [member]
Disclosure of detailed information about borrowings [line items]
Notes to foreign market			R$ 2,534,064	R$ 1,043	R$ 595,490						$ 485,667,000	$ 200,000	$ 114,129,000
Borrowings, maturity date			June 2029	October 2026	October 2026
Long term interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate							7.20%		7.20%
Foreign loans [member] | Iconic Lubrificantes S.A [member]
Disclosure of detailed information about borrowings [line items]
Interest rate										2.907%
Foreign currency - denominated loans							R$ 54,072			€ 9,708
Borrowings, maturity date							March 29, 2023
Borrowings, interest rate basis							111.6
Foreign loans [member] | Companhia Ultragaz S A [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.539%
Foreign currency - denominated loans		$ 96,339,000					R$ 502,669
Borrowings, interest rate basis		108.5
Foreign loans [member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
Foreign currency - denominated loans							R$ 652,213		$ 125,000,000
Borrowings, interest rate basis							104.9% of DI
Notes in the foreign market [member] | Ultrapar International S.A. [member]
Disclosure of detailed information about borrowings [line items]
Maximum aggregate tender amount | $						$ 550,003,000
Maximum aggregate tender amount available for increase | $						$ 600,000,000
Notes in the foreign market [member] | Companhia Ultragaz S A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		September 19, 2025
Notes in the foreign market [member] | Senior Notes due in 2026 (“Notes 2026”) | Ultrapar International S.A. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						5.25%
Borrowings, maturity date						due in 2026
Notes in the foreign market [member] | Senior Notes due in 2029 (“Notes 2029”) | Ultrapar International S.A. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						5.25%
Borrowings, maturity date						due in 2029

[1]	For further details, see Note 4.c.1.